S000004308 [Member] Expense Example - iShares S&P Mid-Cap 400 Growth ETF - iShares S&P Mid-Cap 400 Growth ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	$ 205